UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804

(Address of principal executive offices) (Zip code)

Paracorp Inc.

2140 South Dupont Hwy, Camden, DE 19934

(Name and address of agent for service)

Registrant’s telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Item 1. Report to Stockholders.

(a)

North Shore Equity Rotation ETF Tailored Shareholder Report

North Shore Equity Rotation ETF

Ticker: KOOL

EXCHANGE: NYSE Arca

Annual Shareholder Report March 31, 2026

This annual shareholder report contains important information about the North Shore Equity Rotation ETF (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://etfpages.com/KOOL. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
North Shore Equity Rotation ETF	$102	0.90%¹
¹	Reflects waiver of fees and/or reimbursement of expenses, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

For the period April 1, 2025 to March 31, 2026, the Fund returned 26.70%. It outperformed its benchmark, the S&P 500® Total Return Index, which returned 17.80%.

The Fund's outperformance over the past year was primarily driven by holdings leveraged to the artificial intelligence ("AI"), data center, and power generation sectors. We continue to utilize a "picks and shovels" investment strategy toward AI and data center infrastructure, focusing on companies that support the expansion of the U.S. energy transmission and distribution grid. Our conviction remains strong in these leaders, as we view this as a secular rather than a cyclical trend. Additionally, our options strategy continues to generate incremental income and provide effective hedging during periods of market volatility.

Top Contributors and Detractors

The following securities significantly impacted performance during the reporting period:

Contributors:

•PWR (Quanta Services Inc)

•CCJ (Cameco Corp)

•GEV (GE Vernova Inc)

Detractors:

•NOW (ServiceNow Inc): This position was the Fund's largest detractor and has recently been eliminated. We have concerns regarding the upside potential within the software sector as AI alternatives continue to gain traction in the workspace.

How did the Fund perform since inception?

The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the inception date of the Fund in an appropriate broad-based index that reflects the market sectors that the Fund invests in for the same period.

North Shore Equity Rotation ETF ($13,101)
S&P 500® Total Return Index ($12,784)
$14,000
$13,000
$12,000
$11,000
$10,000
04/01/2024
03/31/2025
03/31/2026

Average Annual Total Returns

(as of March 31, 2026)

	1 Year	Since Inception (4/9/24)
North Shore Equity Rotation ETF	26.70%	31.01%
S&P 500® Total Return Index	17.80%	27.78%

Visit https://etfpages.com/KOOL for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

North Shore Equity Rotation ETF Tailored Shareholder Report

Key Fund Statistics

(as of March 31, 2026)

Net Assets	$52,777,489
Number of Holdings	40
Net Advisory Fee	$182,152
Portfolio Turnover Rate	118.93%

What did the Fund invest in?

(as of March 31, 2026)

Sector Breakdown (% of net assets)

Top Ten Holdings	(% of net assets)
State Street Technology Select Sector SPDR ETF	6.8%
NVIDIA Corp	5.3%
Quanta Services Inc	4.6%
State Street Health Care Select Sector SPDR ETF	4.1%
iShares MSCI EAFE ETF	4.1%
Amazon.com Inc	4.0%
Apple Inc	3.7%
Kinder Morgan Inc	3.6%
Cameco Corp	3.6%
State Street SPDR S&P Emerging Markets Dividend ETF	3.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://etfpages.com/KOOL.

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.

(e)	Not applicable.

(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 19(a)(1).

Item 3.	Audit Committee Financial Expert.

The registrant does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the collective knowledge and experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees

Audit fees billed for the North Shore Equity Rotation ETF (the “Fund”) for the last fiscal years are reflected in the table below.

For the last two fiscal years ended March 31, 2025, and March 31, 2026 these amounts represent aggregate fees billed for professional services rendered by the Fund’s independent accountant, Tait, Weller & Baker, LLP (the “Accountant”), in connection with the audit of the Fund’s annual financial statements and for services that are normally provided by the Accountant in connection with the Fund’s statutory and regulatory filings for that fiscal year.

Fund	March 31, 2025	March 31, 2026
North Shore Equity Rotation ETF	$10,000	$12,000

(b)	Audit-Related Fees

These amounts represent fees billed in the Fund’s last two fiscal years ended March 31, 2025, and March 31, 2026 for professional services rendered by the Accountant in connection with two semi-annual examinations and a surprise examination of the 17f-1 security counts.

Fund	March 31, 2025	March 31, 2026
North Shore Equity Rotation ETF	$5,500	$5,500

(c)	Tax Fees

These amounts represent the aggregate fees billed in the Fund’s last two fiscal years ended March 31, 2025, and March 31, 2026 for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the Fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	March 31, 2025	March 31, 2026
North Shore Equity Rotation ETF	$3,000	$3,000

(d)	All Other Fees

There were no other fees billed in the Fund’s last two fiscal years ended March 31, 2025, and March 31, 2026 for products and services provided by the Accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)	The Fund’s Board of Trustees pre-approved the engagement of the Accountant for the Fund’s last fiscal year ended March 31, 2026 at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the Fund and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the Fund’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund if the engagement relates directly to the operations and financial reporting of the Fund.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Aggregate non-audit fees billed by the Accountant to the Fund for services rendered for the last two fiscal years ended March 31, 2025, and March 31, 2026 are reflected in the table below. There were no fees billed by the Accountant for non-audit services rendered to the Fund’s investment advisor, or any other entity controlling, controlled by, or under common control with the Fund’s investment advisor for the Fund’s last two fiscal years ended March 31, 2025 and March 31, 2026.

Fund	March 31, 2025	March 31, 2026
North Shore Equity Rotation ETF	$3,000	$3,000

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	The Fund is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The Fund’s audit committee members are Thomas R. Galloway and Jesse S. Eberdt, III.

(b)	Not applicable.

Item 6.	Investments.

(a)	A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements

As of March 31, 2026

The financial statements and other information contained herein are submitted for the general information of the shareholders of the North Shore Equity Rotation ETF (the “Fund” or the “ETF”). The ETF’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The ETF’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Schedule of Investments
As of March 31, 2026
	Shares	Value
Common Stocks - 67.38%
Communications - 5.83%
Alphabet Inc	4,795	$1,378,850
Meta Platforms Inc	2,967	1,697,510
		3,076,360
Consumer Discretionary - 6.14%
Amazon.com Inc (a)	10,170	2,118,106
McDonald’s Corp	3,605	1,120,398
		3,238,504
Consumer Staples - 0.98%
Walmart Inc	4,155	516,383

Energy - 8.06%
EQT Corp	16,658	1,060,115
Kinder Morgan Inc	57,368	1,923,549
Valero Energy Corp	5,146	1,271,474
		4,255,138
Financials - 2.64%
Bank of America Corp	28,611	1,394,786

Health Care - 2.71%
Johnson & Johnson	5,846	1,428,996

Industrials - 12.13%
GE Vernova Inc	1,896	1,655,019
Huntington Ingalls Industries Inc	10	3,799
Keysight Technologies Inc (a)	3,952	1,115,926
nVent Electric PLC	10,297	1,217,929
Quanta Services Inc	4,393	2,411,845
		6,404,518
Materials - 6.38%
Air Products and Chemicals Inc	4,234	1,229,935
Cameco Corp	17,700	1,922,397
Freeport-McMoRan Inc	3,622	212,901
		3,365,233
Real Estate - 2.26%
Brixmor Property Group Inc	41,410	1,192,608

Technology - 14.97%
Apple Inc	7,791	1,977,278
Broadcom Inc	3,279	1,014,883
Celestica Inc (a)	3,700	1,042,216
NVIDIA Corp	15,933	2,778,715
ServiceNow Inc (a)	10,400	1,087,320
		7,900,412
Utilities - 5.28%
Duke Energy Corp	6,394	837,230
NextEra Energy Inc	12,618	1,171,960
Vistra Corp	5,176	778,108
		2,787,298
Total Common Stocks (Cost $27,537,577)		35,560,236

See Notes to Financial Statements

Schedule of Investments (continued)
As of March 31, 2026
	Shares	Value
Exchange-Traded Products - 30.74%
Energy - 0.39%
Alerian Energy Infrastructure ETF	5,440	$207,862
		Spacer
Financials - 16.56%
FT Vest Laddered Buffer ETF (a)	28,345	957,211
Innovator Equity Managed Floor ETF	28,045	993,073
Innovator U.S. Equity Power Buffer ETF - November (a)	13,100	535,266
iShares MSCI EAFE ETF	22,044	2,141,134
State Street Financial Select Sector SPDR ETF	11,100	548,007
State Street SPDR Portfolio Emerging Markets ETF	37,880	1,776,951
State Street SPDR S&P Emerging Markets Dividend ETF	45,311	1,788,878
		8,740,520
Health Care - 4.14%
State Street Health Care Select Sector SPDR ETF	14,913	2,186,395

Materials - 2.85%
Global X Copper Miners ETF	19,700	1,504,095

Technology - 6.80%
State Street Technology Select Sector SPDR ETF	26,986	3,586,440
Total Exchange-Traded Products (Cost $15,951,743)		16,225,312

Investments, at Value (Cost $43,489,321) - 98.12%		51,785,548
Options Written (Premiums Received $9,629) - 0.00% (b)		(2,850)
Other Assets Less Liabilities - 1.88%		994,791
Net Assets - 100.00%		$52,777,489

(a) Non-income producing security

(b) Represents less than 0.01%

See Notes to Financial Statements

Schedule of Options Written
As of March 31, 2026
	Number of Contracts	Exercise Price	Exercise Date	Notional Value	Value (Note 1)
Call Options Written - 0.00%(b)
Celestica Inc	(20)	$340	4/10/2026	$(680,000)	$(1,450)
Keysight Technologies Inc	(10)	320	4/17/2026	(320,000)	(1,400)
Call Options Written (Premium Received $9,629)					$(2,850)

(b) Represents less than 0.01%

See Notes to Financial Statements

Statement of Assets and Liabilities
As of March 31, 2026
Assets:
Investments, at value	$51,785,548
Cash and cash equivalents	1,062,194
Receivables:
Dividends	3,001
Interest	1,577
Total assets	52,852,320
Liabilities:
Options written, at value	2,850
Accrued expenses:
Advisory fees	18,602
Professional fees	16,015
Trustee fees and meeting expenses	4,456
Operating expenses	32,908
Total liabilities (See Note 3)	74,831
Total Net Assets	$52,777,489
Net Assets Consist of:
Paid in capital	$44,698,131
Accumulated earnings	8,079,358
Total Net Assets	$52,777,489
ETF Shares Outstanding, no par value
(unlimited authorized shares)	4,070,000
Net Asset Value, Per Share	$12.97
Investments, at cost	$43,489,321
Options written, premiums received	9,629

See Notes to Financial Statements

Statement of Operations
For the fiscal year ended March 31, 2026
Investment Income:
Dividends (net of withholding tax of $643)	$659,339
Interest	5,582
Total Investment Income	664,921
Expenses:
Advisory fees	380,592
Administration fees	48,162
Professional fees	40,730
Custody fees	13,799
Distribution fees	20,400
Compliance fees	63,200
Fund Accounting Fee	32,084
Transfer agent fees	16,307
Shareholder fulfillment fees	6,065
Trustee fees and meeting expenses	8,480
Security pricing fees	11,306
Insurance fees	4,015
Registration and filing expenses	5,770
Other expenses	4,241
Total Expenses	655,151
Fees waived by Advisor	(198,440)
Net Expenses	456,711
Net Investment Income	208,210
Realized and Unrealized Gain on Investments:
Net realized gain from:
Investment transactions	62,636
Options written	327,978
In-kind transactions	2,894,942
Total realized gain	3,285,556

Net change in unrealized appreciation on:
Investment transactions	8,192,572
Options written	6,779
Total change in unrealized appreciation	8,199,351
Net Realized and Unrealized Gain on Investments	11,484,907
Net Increase in Net Assets Resulting from Operations	$11,693,117

See Notes to Financial Statements

Statement of Changes in Net Assets
For the fiscal years ended	March 31, 2026	March 31, 2025
Operations:
Net investment income	$208,210	$250,628
Net realized gain (loss) from investment transactions	62,636	(806,070)
Net realized gain from options written	327,978	190,783
Net realized gain from in-kind transactions	2,894,942	2,008,363
Net change in unrealized appreciation on investments	8,199,351	103,656
Net Increase in Net Assets Resulting from Operations	11,693,117	1,747,360
Distributions to Shareholders From:
Net Investment Income	(210,179)	(247,635)
Capital Share Transactions:
Shares sold	11,665,125	52,723,830
Shares repurchased	(12,194,855)	(12,399,274)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(529,730)	40,324,556
Net Increase in Net Assets	10,953,208	41,824,281
Net Assets:
Beginning of Year	41,824,281	—
End of Year	$52,777,489	$41,824,281
Share Information:
Shares sold	960,000	5,190,000
Shares repurchased	(960,000)	(1,120,000)
Net Increase (Decrease) in Capital Shares	—	4,070,000

See Notes to Financial Statements

Financial Highlights
	March 31,
For a share outstanding during the fiscal years ended	2026	2025
Net Asset Value, Beginning of Year	$10.28	$10.00
Income (Loss) from Investment Operations:
Net investment income (a)	0.05	0.07
Net realized and unrealized gain on investments	2.69	0.28
Total from Investment Operations	2.74	0.35
Less Distributions From:
Net investment income	(0.05)	(0.07)
Net Asset Value, End of Year	$12.97	$10.28
Total Return	26.70%	3.40%
Net Assets, End of Year (in thousands)	$52,777	$41,824
Ratios of:
Gross Expenses to Average Net Assets	1.29%	1.35%
Net Expenses to Average Net Assets	0.90%	0.90%
Net Investment Income (Loss) to Average Net Assets	0.41%	0.64%
Portfolio turnover rate	118.93%	71.05%

(a) Calculated using the average shares method.

See Notes to Financial Statements

North Shore Equity Rotation ETF

Notes to Financial Statements

As of March 31, 2026

1.	Organization and Significant Accounting Policies

The North Shore Equity Rotation ETF, an actively managed exchange-traded fund (the “Fund” or “ETF”), is a non-diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The ETF commenced operations on April 1, 2024. The ETF seeks to achieve long-term capital appreciation as an investment objective. The ETF intends to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in U.S. and foreign equity securities. In addition to equity securities (which may be of any market capitalization and may include common stock, preferred stock, and convertible securities), the ETF may invest in fixed income securities directly or indirectly through ETFs, and options contracts with up to 20% of the ETF’s net assets.

The ETF will issue and redeem shares at Net Asset Value (“NAV”) only in a large block of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETF. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”). Individual shares of the ETF may only be purchased and sold in secondary market transactions through brokers. Shares of the ETF are listed for trading on NYSE Arca under the ticker symbol KOOL, and because shares will trade at market prices rather than NAV, shares of the ETF may trade at a price greater than NAV (premium) or less than NAV (discount).

Creation Transaction Fees

A fixed creation transaction fee of $250 per transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation Units purchased in the transactions. An additional variable charge for cash creations or partial cash creations may also be imposed to compensate the ETF for the costs associated with buying the applicable securities. The price for each Creation Unit will equal the ETF’s daily NAV per share times the number of Shares in a Creation Unit plus the Creation Transaction Fees, and, if applicable, any transfer taxes.

The following is a summary of significant accounting policies consistently followed by the ETF. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored for the oversight functions of the Fund. This information is presented in the financial statements and the financial highlights.

Investment Valuation

The ETF’s debt securities are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer), or (iii) based on amortized cost. The ETF’s debt securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. To the extent the ETF’s debt securities are valued based on price quotations or other equivalent indications of value provided by a third-party pricing service, any such third-party pricing service may use a variety of methodologies to value some or all of the ETF’s debt securities to determine the market price. For example, the prices of securities with characteristics similar to those held by the ETF may be used to assist with the pricing process. In addition, the pricing service may use proprietary pricing models. Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE Arca on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE Arca on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are believed in good faith by the fair value designee to be deemed unreliable, such as when a security’s value or meaningful portion of the ETF’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE Arca. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

North Shore Equity Rotation ETF

Notes to Financial Statements

As of March 31, 2026

Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the ETF’s net asset value is not calculated and on which the ETF’s does not effect sales, redemptions and exchanges of its Shares.

Fair Value Measurement

The ETF has adopted Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the ETF’s investments. These inputs are summarized in the three broad levels listed below:

Level 1:	Unadjusted quoted prices in active markets for identical securities assets or liabilities that the ETF has the ability to access.

Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.

Level 3:	Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the ETF’s own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2026, for the ETF’s assets measured at fair value:

	Total	Level 1	Level 2	Level 3 (a)
Assets
Common Stocks*	$35,560,236	$35,560,236	$—	$—
Exchange-Traded Products*	16,225,312	16,225,312	—	—
Total Assets	$51,785,548	$51,785,548	$—	$—

Liabilities
Options Written	$(2,850)	$—	$(2,850)	$—
Total Liabilities	$(2,850)	$—	$(2,850)	$—

*Refer to the Schedules of Investments for a breakdown by sector.

(a) The ETF held no Level 3 securities during the period ended March 31, 2026.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income and expenses are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method. Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses

The ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

North Shore Equity Rotation ETF

Notes to Financial Statements

As of March 31, 2026

Distributions

Dividends from net investment income, if any, are declared and paid on a quarterly basis for the ETF. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the ETF as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Risk Considerations

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. These changes in value may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to be cyclical which may cause stock prices to fall over short or extended periods of time.

Foreign Securities Investment Risk. Returns on investment in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks.

●	Currency Risk: Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

●	Depositary Receipts Risk: The Fund may invest in depositary receipts. Investment in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile and less liquid than depositary receipts issued by companies in more developed markets.

●	Foreign Market and Trading Risk: The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

●	Foreign Securities Risk: The Fund invests a significant portion of its assets directly in securities of issuers based outside of the U.S., or in depositary receipts that represent such securities. Investment in securities of non-U.S. issuers involve certain risk that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about non-U.S. issuers. Non-U.S. issuers may also be subject to different accounting, auditing, financial reporting, and investor protection standards than U.S. issuers.

●	Political and Economic Risk: The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events, social and economic events, and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. The Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

U.S. Government Securities Risk. Debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

North Shore Equity Rotation ETF

Notes to Financial Statements

As of March 31, 2026

Sector Focus Risk. Because the Fund’s investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. The specific risks for each of the sectors in which the Fund may focus its investments include the additional risks described below:

●	Consumer Discretionary. Companies in this sector may be adversely affected by negative changes in the domestic and international economies, interest rates, competition, consumer confidence, disposable household income, and consumer spending. These companies are also subject to severe competition and changes in demographics and consumer tastes, which may have an adverse effect on the performance of these companies.

●	Consumer Staples. Companies in this sector may be adversely affected by negative changes in the domestic and international economies, interest rates, competition, consumer confidence, and consumer spending. These companies also are subject to the risk that government regulation could affect the permissibility of using various production methods and food additives, which regulations could affect company profitability. The success of food, household, and personal product companies may be strongly affected by consumer tastes, marketing campaigns, and other factors affecting supply and demand.

●	Financial. Companies in this sector are subject to risks including extensive governmental regulation; decreased profits resulting from changes in interest rates and loan losses, which usually increase in economic downturns; severe price competition; and increased inter-industry consolidation and competition; all of which may adversely affect the value of those holdings.

●	Healthcare. Companies in this sector are subject to extensive litigation based on product liability and similar claims; dependence on patent protection and expiration of patents; competitive forces that make it difficult to raise prices; long and costly regulatory processes; and product obsolescence; all of which may adversely affect the value of those holdings.

●	Information Technology. The performance of companies in this sector may be adversely affected by intense competition both domestically and internationally; limited product lines, markets, financial resources, or personnel; rapid product obsolescence and frequent new product introduction; dramatic and unpredictable changes in growth rates; and dependence on patent and intellectual property rights.

●	Materials. Companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. The sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

●	Real Estate. Companies in this sector are subject to risks related to possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

●	Utilities. Companies in this sector are subject to risks related to government regulation. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily follow changes in financing costs after a delay, which can adversely affect earnings and dividends when costs are rising. Utility companies that have experienced deregulation in recent years may be subject to greater competition if they have diversified outside of original geographic regions and traditional lines of business. In such cases, these companies may earn more than their traditional regulated rates of return but may also be forced to defend their core business and be less profitable.

Convertible Securities Risk. Convertible securities are fixed income securities that the Fund or a Portfolio Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund or a Portfolio Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. Convertible securities have lower yields than comparable fixed income securities and may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.

North Shore Equity Rotation ETF

Notes to Financial Statements

As of March 31, 2026

Risks from Selling or Writing Options. Writing option contracts can result in losses that exceed the Fund’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the security. If this occurred, the option could be exercised and the underlying security would then be sold by the Fund at a lower price than its current market value or in the case of cash settled options, the Fund would be required to purchase the option at a price that is higher than the original sales price for such option. Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security. If this occurred, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its current market value or in the case of cash settled options, the Fund would be required to purchase the option at a price that is higher than the original sales price for such option.

Risks from Purchasing Options. If a call or put option purchased by the Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option. Since many factors influence the value of an option, including the price of the underlying security, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying security, the Advisor’s success in implementing the Fund’s strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the Fund seeks to close out an option position. Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Hedging Risk. Techniques used by Advisor to hedge the Fund’s investments carry the risks that such techniques may not protect against market declines. The techniques may also limit the Fund’s participation in market gains. Further, such techniques may increase portfolio transaction costs, which could result in losses or reduced gains. They also may not be successful as the techniques are subject to the Advisor’s ability to correctly analyze and implement the hedging techniques in a timely manner.

Preferred Securities Risk. Investing in preferred securities involves the following risks: (i) certain preferred securities contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred securities may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred securities are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; (iv) preferred securities may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities; and (v) preferred securities may have a negative yield to call (negative return the Fund receives if the security is held until the call date), which could result in losses for the Fund and its shareholders if an issuer elects to call the security.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Non-Diversification Risk. The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund’s assets may be shorting the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological, or regulatory occurrence than the portfolio of a diversified fund.

Securities Lending Risk. There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

North Shore Equity Rotation ETF

Notes to Financial Statements

As of March 31, 2026

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

○	Cash Purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

▪	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

▪	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Fund’s shares, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

▪	The market price for the Fund’s shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price.

▪	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

▪	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV. This adverse effect on liquidity may also widen the bid ask spread and further exacerbate the difference between the market vale of the Fund’s Shares and the Fund’s NAV.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Investment Risk. Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence, and market liquidity.

North Shore Equity Rotation ETF

Notes to Financial Statements

As of March 31, 2026

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, may have adverse spill-over effects into the global financial markets generally.

Cyber Security Risk. The Fund is susceptible to operational risk through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding buy may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the securities issuers or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or subadvisor, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed. The Fund has no direct control over the cyber security systems of issuers or third-party service providers.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Advisor’s decisions relating to the Fund’s duration will also affect the Fund’s yield, and in unusual circumstances will affect its share price. To the extent that the Advisor anticipates interest rates imprecisely, the Fund’s yield at times could lag those of other similarly managed funds. The judgments of portfolio managers regarding the attractiveness, value, and potential appreciation of a particular security in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk. Market risk is the risk that a particular security, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

New Fund Risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

North Shore Equity Rotation ETF

Notes to Financial Statements

As of March 31, 2026

3.	Transactions with Related Parties and Service Providers

Advisor

Pursuant to the Advisory Agreement, the Fund pays Split Rock Private Trading and Wealth Management, LLC (the “Advisor”) a monthly management fee equal to the annual rate of 0.75% of the ETF’s average daily net assets. For the fiscal year ended March 31, 2026, the Advisor earned $380,592 in advisory fees, of which the advisor waived $198,440 which may be recouped by March 31, 2029.

North Shore Equity Rotation ETF	Advisory Fee Rate	Advisory Fee Earned	Advisory Fee Waived by Advisor	Expenses Reimbursed by Advisor	Amount Available for Recoupment by Advisor	Recoupment Expiration
Fiscal year ended March 31, 2025	0.75%	$291,664	$177,475	$0	$177,475	03/31/28
Fiscal year ended March 31, 2026	0.75%	$380,592	$198,440	$0	$198,440	03/31/29

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust under which it has agreed to waive or reduce its management fee and assume other expenses of the ETF, if necessary, in an amount that limits the ETF’s Total Annual Fund Operating Expenses to not more than 0.90% of the average daily net assets of the ETF (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Advisor)). This contractual arrangement is in effect through July 31, 2026, unless earlier terminated by the Board of Trustees for any reason at any time. These fee waivers and expense reimbursements are subject to possible recoupment from the ETF in future years (within the three years from the date the fees had been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limit or those in place at the time of recapture.

4.	Trustees and Officers

The Board is responsible for the management and supervision of the ETF. The Trustees approve all significant agreements between the Trust, on behalf of the ETF, and those companies that furnish services to the ETF; review performance of the Advisor and the ETF; and oversee activities of the ETF. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. The Independent Trustees receive a flat rate of $7,500 plus an additional $2,500 per ETF each year but may receive up to an additional $1,500 per special meeting in the event that special meetings are held. This amount may be paid pro rata in the event that the ETF closes during the year. The Trust reimburses each Trustee and officers of the Trust for his or her travel and other expenses relating to attendance at such meetings.

Certain officers of the Trust may also be officers of the Advisor or the Administrator.

5.	Purchases and Sales of Investment Securities

For the fiscal year ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Non-U.S. Government Securities	Proceeds from Sales of Non-U.S. Government Securities	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities	In-Kind Purchases	In-Kind Sales
$60,013,920	$60,293,868	$—	$—	$10,640,090	$11,585,420

6.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

During the fiscal years ended March 31, 2026 and 2025, the ETF paid income distributions in the amount of $210,179 and $247,635; respectively.

North Shore Equity Rotation ETF

Notes to Financial Statements

As of March 31, 2026

Reclassifications relate primarily to differing book/tax treatment of ordinary net investment losses and taxable overdistributions and have no impact on the net assets of the ETF. For the fiscal year ended March 31, 2026, accumulated deficit of $2,894,942 was reclassified to paid in capital.

At March 31, 2026, the tax-basis cost of investments and components of accumulated deficit were as follows:

Cost of Investments	$43,486,470

Gross Unrealized Appreciation	9,014,053
Gross Unrealized Depreciation	(717,825)
Net Unrealized Appreciation (Depreciation)	8,296,228

Undistributed Net Investment Income	1,024
Capital Loss Carryover - Short Term	(217,894)
Accumulated Earnings	$8,079,358

Capital Loss Carryovers

Accumulated capital losses noted above represent net capital loss carryovers as of March 31, 2026, that are available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. The capital loss carryovers have no expiration date.

7.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETF. In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the ETF, and others that provide for general indemnifications. The ETF’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF. The ETF expects risk of loss to be remote.

8.	New Accounting Pronouncement

The following disclosure is applicable to the ETF: In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. ETF’s Management has determined that there is no impact to the ETF’s financial statements.

9.	Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees Spinnaker ETF Series

and the Shareholders of North Shore Equity Rotation ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of North Shore Equity Rotation ETF (the “Fund”), a series of Spinnaker ETF Series, including the schedule of investments, as of March 31, 2026, the related statement of operations for the year then ended, the statement of changes in net assets and financial highlights for the year then ended and for the period April 1, 2024 (commencement of operations) to March 31, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 2024.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

May 28, 2026

North Shore Equity Rotation ETF

Additional Information (unaudited)

As of March 31, 2026

Tax Information

We are required to advise you within 60 days of the ETF’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the ETF’s fiscal year ended March 31, 2026.

During the fiscal years ended March 31, 2026 and 2025, the ETF paid income distributions in the amount of $210,179 and $247,635 respectively.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in early 2027, to determine the calendar year amounts to be included in their 2026 tax returns. Shareholders should consult a tax advisor regarding the tax consequences of investments in the ETF.

Changes In and Disagreements with Accountants (N-CSR Item 8)

There were no changes in, or disagreements with, the accountants during the period.

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)

Not applicable

Renumeration Paid to Directors, Officers and Others (N-CSR Item 10)

The aggregate compensation paid, on behalf of the ETF, to the Trustees for the period of this report was $6,456. For the period of this report, no special compensation was paid to the Trustees, no compensation was paid to any officer of the ETF, and no compensation was paid to any person of whom any officer or director of the ETF is an affiliated person.

Approval of Investment Advisory Agreements (N-CSR Item 11)

In connection with a regular Board meeting held March 19, 2026, the Board, including a majority of the Independent Trustees, discussed the approval of the continuation of the investment advisory agreement between the Trust and Split Rock Private Trading & Wealth Management, LLC (the “Advisor”), with respect to the North Shore Equity Rotation ETF (the “ETF”) (the “Investment Advisory Agreement”). The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgement in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement. In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor. The Trustees also reviewed and considered information the Advisor provided in response to a request for information legal counsel submitted to the Advisor on behalf of the Independent Trustees in connection with the approval of the Investment Advisory Agreement.

North Shore Equity Rotation ETF

Additional Information (unaudited)

As of March 31, 2026

In deciding on whether to approve the renewal of the Investment Advisory Agreement, the Trustees considered numerous factors, including:

(i)	Nature, Extent, and Quality of Services. The Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since inception and its coordination of services among the service providers. The Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; and the Advisor’s financial condition.

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, compliance program, and ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate.

(ii)	Performance. The Trustees compared the performance of the Fund with the performance of comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Morningstar/Lipper peer group average) and the Fund’s benchmark. The Trustees noted that the Fund had outperformed its peer group for all periods listed, had outperformed the category average for the one-year period but underperformed it for the since-inception period, and had underperformed its benchmark for all periods. The Trustees considered the Advisor’s role in supervising the investment activity of the Fund as the advisor. After reviewing the investment performance of the Fund and other factors, the Board concluded that the investment performance of the Fund and the Advisor were satisfactory.

(iii)	Comparative Fees and Expenses. The Trustees compared the management fee and expense ratio of the North Shore ETF to other comparable funds. The Trustees noted that the management fee and expense ratio were below the peer group average but above the category average. It was noted that the fees were higher than the category group average due to the size of the Fund versus its peers. Following this comparison, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor were not unreasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)	Profitability. The Board reviewed the Advisor’s profitability analysis in connection with its management of the Fund over the past twelve months. The Board noted that the Advisor did realize a profit for the prior twelve months of operations. The Board considered the profit realized and concluded that the Advisor’s level of profitability was not excessive.

(v)	Economies of Scale. In this regard, the Trustees reviewed the Fund’s operational history and noted that the size of the Fund had not provided an opportunity to realize economies of scale. The Trustees then reviewed the fee arrangements for breakpoints or other provisions that would allow shareholders to benefit from economies of scale in the future as the Fund grew. The Trustees determined that the maximum management fee would stay the same regardless of the asset levels. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the Fund grew.

Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement was fair and reasonable and in the best interests of the shareholders of the Fund.

North Shore Equity Rotation ETF

P.O. Box 4365

Rocky Mount, NC 27803-0365

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus and summary prospectus, which contain this and other information, are available at www.kooletf.com or by calling 800-773-3863. The prospectus should be read carefully before investing.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

No changes during the period.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

None.

Item 16.	Controls and Procedures.

(a)	The President and Principal Executive Officer and the Treasurer, Principal Accounting Officer, and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Filed herewith.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(a)(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act.

Filed herewith.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
Date: June 8, 2026	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: June 8, 2026	Katherine M. Honey President and Principal Executive Officer

/s/ Peter McCabe
Date: June 8, 2026	Peter McCabe Treasurer, Principal Accounting Officer, and Principal Financial Officer